SHAREHOLDERS' EQUITY (Schedule of stock option activity) (Details) (CAD)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Options
Opening Balance	3,173,321	2,529,088
Granted	1,084,476	1,649,550
Exercised		(313,914)
Forfeited	(272,210)	(691,403)
Closing Balance	3,985,587	3,173,321
Weighted Average Price (CAD)
Opening Balance	3.71	4.89
Granted	2.11	1.86
Exercised		1.35
Forfeited	6.96	4.70
Closing Balance	3.05	3.71